Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Blue Gold Limited
Entity Central Index Key	0002019435
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment”) to the Registration Statement on Form F-1 (Registration No. 333-295618) of Blue Gold Limited (the “Company”), is being filed to include in the Registration Statement the Report of Independent Registered Public Accounting Firm of PKF Littlejohn LLP (the “PKF Littlejohn Report”) on the Company’s consolidated financial statements as of and for the year ended December 31, 2025, which was inadvertently omitted from the Registration Statement. Other than the inclusion of the PKF Littlejohn Report and the updating of related page references, this Post-Effective Amendment does not modify or update any other disclosure contained in the Registration Statement.